Income Taxes - Schedule of Income Tax Payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Income Tax Payable [Abstract]
Income tax (receivable) payable	$ (233,593)	$ 393,037
Income tax payable total	$ (233,593)	$ 393,037